Financial information by segment, Revenues and Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($) Customer	Mar. 31, 2022 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	1
Revenue	$ 242,509	$ 247,452
Adjusted EBITDA	$ 174,204	173,626
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2
Revenue	$ 172,601	182,101
Adjusted EBITDA	$ 119,122	122,223
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1
Revenue	$ 27,403	25,327
Adjusted EBITDA	22,610	21,699
Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	28,831	26,620
Adjusted EBITDA	23,470	20,523
Water [Member]
Financial information by segment [Abstract]
Revenue	13,674	13,404
Adjusted EBITDA	9,002	9,181
North America [Member]
Financial information by segment [Abstract]
Revenue	72,840	74,304
Adjusted EBITDA	51,969	58,266
South America [Member]
Financial information by segment [Abstract]
Revenue	43,720	38,528
Adjusted EBITDA	33,788	29,129
EMEA [Member]
Financial information by segment [Abstract]
Revenue	125,949	134,620
Adjusted EBITDA	$ 88,447	$ 86,231